Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE			$ 8,464	$ 10,629		$ 19,078	$ 8,137	$ 511
COST OF REVENUE
GROSS PROFIT			8,464	10,629		19,078	8,137	511
OTHER INCOME							25,244
SELLING AND DISTRIBUTION EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES	(1,785)	(24,285)	(432)	(91)	(25,640)	(523)	(93,865)	(18,869)
PROFIT/(LOSS) BEFORE INCOME TAX	(1,785)	(24,285)	8,032	10,538	(25,640)	18,555	(60,484)	(18,358)
INCOME TAX PROVISION							(4,796)
NET PROFIT/(LOSS)	(1,785)	(24,285)	8,032	10,538	(25,640)	18,555	(65,280)	(18,358)
Other comprehensive loss:
- Foreign exchange translation adjustment	4	67	(99)	(200)	677	(254)	(401)	(11)
TOTAL COMPREHENSIVE PROFIT/(LOSS)	$ (1,781)	$ (24,218)	$ 7,933	$ 10,338	$ (24,963)	$ 18,301	$ (65,681)	$ (18,369)
Net Profit/(Loss) per share, basic and diluted:	$ (0.00002)	$ (0.0003)	$ (0.0002)	$ 0.0003	$ (0.0003)	$ 0.0004	$ (0.0008)	$ (0.18)
Weighted average number of common shares outstanding - Basic and diluted	86,623,800	86,623,800	38,779,942	38,779,942	67,652,104	41,953,869	60,055,028	100,000